UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.1%)
New Jersey (97.9%)
1 BlackRock MuniHoldings New Jersey Quality
Fund, Inc. VRDP VRDO	0.380%	9/7/12 LOC	40,300	40,300
1 BlackRock MuniYield New Jersey Quality Fund,
Inc. VRDP VRDO	0.380%	9/7/12 LOC	25,000	25,000
Burlington County NJ BAN	1.500%	9/7/12	26,088	26,093
Burlington County NJ BAN	1.000%	5/23/13	49,144	49,424
Burlington County NJ Bridge Commission
Revenue	5.000%	10/15/12 (Prere.)	5,000	5,028
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)
VRDO	0.140%	9/7/12 LOC	11,410	11,410
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.130%	9/7/12 LOC	49,500	49,500
Cape May County NJ BAN	1.500%	8/30/13	5,300	5,364
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.130%	9/7/12 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	9/7/12 LOC	15,500	15,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	9/7/12 LOC	30,840	30,840
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	9/7/12 LOC	6,500	6,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	9/7/12 LOC	26,800	26,800
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	9/7/12 LOC	20,000	20,000
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.170%	9/7/12 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of Metro
West Inc. Project) VRDO	0.150%	9/7/12 LOC	6,955	6,955
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.150%	9/7/12 LOC	2,655	2,655
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation) TOB VRDO	0.180%	9/7/12	4,185	4,185
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.030%	9/4/12	42,700	42,700
Hopewell Township NJ BAN	1.000%	4/12/13	4,074	4,092
Hopewell Township NJ BAN	1.000%	6/7/13	13,391	13,470
Jefferson Township NJ BAN	1.000%	6/27/13	11,014	11,079
1 Madison Borough NJ Board of Education GO
TOB VRDO	0.170%	9/7/12 LOC	11,615	11,615
Mahwah Township NJ BAN	1.500%	10/12/12	6,800	6,810
Mahwah Township NJ BAN	1.000%	6/7/13	4,000	4,024

Middlesex County NJ BAN	1.500%	12/21/12	45,000	45,173
Middlesex County NJ GO	4.000%	1/1/13	1,000	1,013
Monmouth County NJ GO	4.000%	1/15/13	3,895	3,950
Monmouth County NJ GO	4.000%	1/15/13	425	431
Monmouth County NJ GO	2.500%	3/1/13	3,400	3,439
Morris County NJ GO	5.000%	9/15/12	1,585	1,588
New Jersey Building Authority Revenue	5.250%	12/15/12 (Prere.)	1,000	1,014
New Jersey Economic Development Authority
Mortgage Revenue (Franciscan Oaks Project)
VRDO	0.150%	9/7/12 LOC	1,150	1,150
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Pivotal Utility
Holdings Inc. Project) VRDO	0.150%	9/4/12 LOC	31,500	31,500
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Pivotal Utility
Holdings Inc. Project) VRDO	0.220%	9/4/12 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.150%	9/7/12 LOC	20,180	20,180
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.160%	9/4/12 LOC	2,700	2,700
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.160%	9/4/12 LOC	1,000	1,000
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.130%	9/6/12	7,530	7,530
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.160%	9/7/12 LOC	4,500	4,500
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.240%	9/7/12	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.180%	9/4/12 LOC	17,600	17,600
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.160%	9/4/12 LOC	6,000	6,000
1 New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project)
VRDO	0.180%	9/7/12 LOC	4,760	4,760
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project)
VRDO	0.150%	9/7/12 LOC	12,750	12,750
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.140%	9/7/12 LOC	5,000	5,000
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.160%	9/7/12	10,940	10,940
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.180%	9/4/12	16,900	16,900
New Jersey Economic Development Authority
School Revenue (Blair Academy Project)
VRDO	0.150%	9/7/12 LOC	13,290	13,290
New Jersey Educational Facilities Authority
Revenue (Caldwell College) VRDO	0.120%	9/7/12 LOC	16,955	16,955
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.250%	9/1/12 (Prere.)	3,560	3,560

New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.250%	9/1/12 (Prere.)	3,535	3,535
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.250%	9/1/12 (Prere.)	2,155	2,155
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.160%	9/7/12	13,025	13,025
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.160%	9/7/12	24,200	24,200
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses)
VRDO	0.180%	9/7/12 LOC	8,480	8,480
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.170%	9/7/12	10,900	10,900
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.180%	9/7/12	2,165	2,165
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.130%	9/7/12 LOC	14,625	14,625
New Jersey Environmental Infrastructure Trust
Revenue	3.400%	9/1/12	4,000	4,000
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/12	2,890	2,890
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/12	1,555	1,555
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/12	2,000	2,000
New Jersey Environmental Infrastructure Trust
Revenue	3.000%	9/1/13	3,255	3,346
New Jersey GO	5.000%	2/15/13	12,025	12,286
New Jersey GO	6.000%	2/15/13	4,975	5,105
New Jersey GO	0.495%	6/27/13	25,000	25,004
New Jersey GO	0.496%	6/27/13	50,000	50,008
1 New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) TOB
VRDO	0.170%	9/7/12 LOC	6,225	6,225
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.180%	9/7/12 LOC	8,900	8,900
New Jersey Health Care Facilities Financing
Authority Revenue (Catholic Healthcare
Institute)	5.375%	11/15/12 (Prere.)	5,000	5,053
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital) VRDO	0.150%	9/7/12 LOC	14,645	14,645
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.200%	9/7/12 LOC	12,700	12,700
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.200%	9/7/12 LOC	25,000	25,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.200%	9/7/12 LOC	24,550	24,550
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.150%	9/7/12 LOC	10,265	10,265

New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.150%	9/7/12 LOC	7,400	7,400
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.150%	9/7/12 LOC	2,600	2,600
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.150%	9/7/12 LOC	7,960	7,960
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.180%	9/4/12 LOC	3,000	3,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.180%	9/4/12 LOC	1,835	1,835
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.150%	9/7/12 LOC	14,000	14,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.150%	9/7/12 LOC	21,000	21,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.150%	9/7/12 LOC	13,930	13,930
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.180%	9/7/12	5,435	5,435
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.180%	9/7/12 LOC	6,830	6,830
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.230%	9/7/12	7,500	7,500
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.260%	9/7/12	5,985	5,985
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.140%	9/7/12	12,485	12,485
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.160%	9/7/12	19,800	19,800
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.160%	9/7/12	9,000	9,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.160%	9/7/12	50,000	50,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.170%	9/7/12	7,430	7,430
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.170%	9/7/12	22,300	22,300
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	10,000	10,416
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,400	1,458
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,175	1,224
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	7,000	7,292
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.170%	9/7/12 LOC	6,600	6,600

New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (ETM)	10,010	10,202
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	1,180	1,205
New Jersey Turnpike Authority Revenue VRDO	0.130%	9/7/12 LOC	31,200	31,200
New Jersey Turnpike Authority Revenue VRDO	0.130%	9/7/12 LOC	26,435	26,435
New Jersey Turnpike Authority Revenue VRDO	0.150%	9/7/12 LOC	25,650	25,650
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.290%	9/7/12 LOC	30,000	30,000
Port Authority of New York & New Jersey
Revenue CP	0.180%	11/13/12	2,200	2,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.180%	9/7/12	1,200	1,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.180%	9/7/12	6,200	6,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.180%	9/7/12	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.180%	9/7/12	2,420	2,420
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.190%	9/7/12	3,000	3,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.190%	9/7/12	7,770	7,770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.220%	9/7/12	5,600	5,600
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.250%	9/7/12	4,050	4,050
Princeton University New Jersey CP	0.140%	11/6/12	18,700	18,700
Rockaway Township NJ BAN	2.000%	9/28/12	11,526	11,540
Rutgers State University New Jersey Revenue
VRDO	0.150%	9/4/12	3,200	3,200
Rutgers State University New Jersey Revenue
VRDO	0.180%	9/4/12	63,750	63,750
Salem County NJ BAN	1.500%	6/28/13	11,190	11,304
Secaucus NJ BAN	1.250%	1/11/13	5,184	5,194
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.150%	9/7/12 LOC	15,575	15,575
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.150%	9/7/12 LOC	37,625	37,625
Sparta Township NJ BAN	1.500%	5/24/13	5,951	5,999
Summit NJ BAN	1.000%	1/18/13	8,252	8,277
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	8,545	8,931
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/13 (Prere.)	10,235	10,708
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.750%	6/1/13 (Prere.)	3,410	3,576
Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	26,110	27,430
1 Tobacco Settlement Financing Corp. New
Jersey Revenue TOB VRDO	0.190%	9/4/12 (Prere.)	7,650	7,650
Union County NJ BAN	1.000%	6/28/13	45,000	45,299
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.030%	9/4/12	27,525	27,525
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.050%	9/4/12	12,045	12,045

1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.190%	9/7/12	14,815	14,815
West Orange Township NJ BAN	1.500%	5/22/13	9,072	9,139
				1,723,758
Puerto Rico (3.2%)
Puerto Rico GO	5.250%	7/1/13 (Prere.)	11,000	11,463
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	9/7/12	3,000	3,000
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	9/7/12	30,356	30,356
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.190%	9/7/12	4,875	4,875
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.190%	9/7/12	7,340	7,340
				57,034
Total Tax-Exempt Municipal Bonds (Cost $1,780,792)				1,780,792
Other Assets and Liabilities-Net (-1.1%)				(19,313)
Net Assets (100%)				1,761,479

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold intransactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregatevalue of these securities was $313,946,000, representing 17.8% of net assets.

New Jersey Tax-Exempt Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interestrates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determinethe fair value of investments).

At August 31, 2012, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
New Jersey (98.7%)
Atlantic County NJ Public Facilities COP	6.000%	3/1/14 (14)	3,685	3,972
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,666
Bayonne NJ TAN	5.750%	7/1/35	7,500	8,625
Bergen County NJ GO	3.000%	9/1/14	1,000	1,052
Bergen County NJ GO	3.000%	9/1/15	2,290	2,463
Bergen County NJ GO	4.000%	9/1/16	1,720	1,952
Bergen County NJ GO	4.000%	9/1/17	1,675	1,940
Bergen County NJ GO	4.000%	9/1/18	1,000	1,174
Burlington County NJ Bridge Commission
Revenue	5.250%	12/15/21 (2)	3,200	3,523
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)
VRDO	0.140%	9/7/12 LOC	5,615	5,615
Cape May County NJ Industrial Pollution Control
Financing Authority Revenue (Atlantic City
Electric Co. Project)	6.800%	3/1/21 (14)	15,400	20,342
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.625%	1/1/26 (4)	2,500	2,506
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,806
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,520
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,622
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,060	4,487
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,100
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	9/7/12 LOC	10,200	10,200
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/18 (2)	7,500	9,109
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/20 (2)	2,510	3,097
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/24 (14)	5,000	6,483
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of Metro
West Inc. Project) VRDO	0.150%	9/7/12 LOC	3,700	3,700
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	6,825	5,384
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/21	7,390	9,355
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	6,000	7,721

Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	31,190	23,592
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	13,545	18,128
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,042
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,150	1,198
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	865	901
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,042
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,980	2,217
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,319
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,180
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/13 (ETM)	9,590	10,106
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,360
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,580
Jersey City NJ GO	5.000%	3/1/19	1,550	1,836
Jersey City NJ GO	5.000%	3/1/22	1,750	2,112
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/21	1,000	1,255
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/24	1,375	1,711
Mercer County NJ Improvement Authority
Special Services School District Revenue	5.950%	12/15/12	1,325	1,346
Middlesex County NJ COP	5.000%	10/15/23	1,455	1,831
Middlesex County NJ COP	5.000%	10/15/24	1,055	1,333
Middlesex County NJ COP	5.000%	10/15/25	1,155	1,463
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/13 (Prere.)	1,925	1,978
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/13 (Prere.)	1,825	1,876
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/15	280	189
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/20	500	319
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/32	5,100	3,271
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.125%	1/1/37	3,500	2,245
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	2,375	2,499
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,600	1,684

Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,585	1,668
Monmouth County NJ GO	4.000%	1/15/15	4,885	5,297
Monmouth County NJ GO	4.000%	1/15/16	5,425	6,049
Monmouth County NJ GO	4.000%	1/15/17	6,655	7,604
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/31	1,000	1,242
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/38	3,900	4,872
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (2)	1,545	1,606
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (2)	3,205	3,424
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/16	1,650	1,883
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (2)	1,000	1,115
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/17	2,400	2,790
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/23	1,400	1,822
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/24	675	887
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/25	445	590
Monroe Township NJ Board of Education GO	5.000%	8/1/25	1,500	1,857
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,848
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/24	1,970	2,528
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/25	1,000	1,276
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/26	1,200	1,524
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/27	1,090	1,376
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/28	1,000	1,257
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/29	1,235	1,544
New Brunswick NJ Housing Authority Lease
Revenue (Rutgers University Easton Avenue
Project)	5.000%	7/1/18	1,880	2,267
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/18	1,250	1,476
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/19	865	1,028
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,913
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,196
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,259
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,222
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	721

New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	542
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	659
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	690
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,117
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,597
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,874
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,158
New Jersey Economic Development Authority
Revenue	5.000%	3/1/23	10,000	12,111
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.160%	9/4/12 LOC	2,000	2,000
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.160%	9/4/12 LOC	3,700	3,700
1 New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	19,500	21,389
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,182
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,870
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	2,500	2,840
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	2,500	2,813
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	2,500	2,800
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,227
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,549
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service System
Project)	0.000%	1/1/13 (2)	3,000	2,963
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,303
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	17,150
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	3,074
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	18,871
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/13 (ETM)	1,200	1,250
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,190
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	7,500	7,836
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,000	10,849
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	14,000	15,352
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	2,650	2,952

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	5,000	5,732
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	10,355	12,110
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	2,000	2,367
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	5,000	5,958
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	3,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,686
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	5,000	6,032
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,692
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,561
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,943
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,390	2,908
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	2,750	3,410
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	3,128
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	5,012
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	1,880	2,234
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	4,225
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,728
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	449
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	3,250	4,136
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	4,113
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,650	2,104
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	9,500	10,322
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,543
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	3,500	4,590
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/28	8,000	8,623
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,807
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	9,203
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	13,508

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30 (10)	1,000	1,071
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30	9,500	10,184
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30 (14)	3,480	3,761
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,564
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	8,043
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	4,259
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/33	1,825	2,010
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,913
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	11,450	12,209
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/37	3,635	3,926
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	8,000	8,646
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	12,500	13,530
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	5,000	5,607
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	26,625	29,911
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/13 (14)	4,500	4,422
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	4,029
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.050%	9/4/12	1,140	1,140
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,477
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,000	1,117
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,000	8,861
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.170%	9/4/12	4,750	4,750
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.180%	9/4/12	1,650	1,650
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	16,069

New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	6,260	7,440
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	3,089
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,406
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16	3,620	4,172
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	5,009
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/17	1,335	1,575
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,200
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,340
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,457
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,836
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,059
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,571
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,387
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,775	2,889
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,605	2,712
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,922
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,391
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,500	2,846
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,699
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,307
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,620
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,293
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,135
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,122
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,750	3,091
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,430

New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	6,193
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/29	2,535	3,111
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,994
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,382
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	9,900	10,805
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,366
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	5,000	5,356
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,511
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,664
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,736
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,817
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,328
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,701
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,312
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.125%	7/1/13 (Prere.)	2,800	2,912
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,381
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	2,000	2,080
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,246
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	12/1/20	215	263
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	12/1/23	65	81
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	9,089
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	4,410	5,185
New Jersey Equipment Lease Purchase COP	5.000%	6/15/13	5,000	5,175
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,557
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	3,000	3,478
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	10,571
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	11,341
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,727
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,372
New Jersey GO	0.496%	9/4/12	45,000	45,000
New Jersey GO	5.000%	8/1/16	5,190	6,065
New Jersey GO	5.000%	8/1/17	9,035	10,817
New Jersey GO	5.000%	6/1/20	915	1,120
New Jersey GO	5.000%	6/1/21	6,835	8,309
2 New Jersey GO TOB VRDO	0.190%	9/4/12	1,905	1,905

New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/13	7,330	7,583
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	8,210
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,488
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,712
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,804
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.180%	9/7/12 LOC	3,600	3,600
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,894
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,966
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	10,529
New Jersey Health Care Facilities Financing
Authority Revenue (Capital Health Systems
Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	7,311
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/30	3,055	3,141
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/36	6,800	6,973
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,391
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,453
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,435
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,528
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,897
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,713
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,113
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/13	3,785	3,956

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,455
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,757
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.250%	7/1/25	1,200	1,264
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.125%	7/1/35	3,450	3,578
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	1,500	1,643
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	1,000	1,084
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,898
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,294
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,728
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,695
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,259
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,000	2,239
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	2,500	2,813
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,325	4,629
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.320%	9/7/12 (12)	5,145	5,145
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,000	5,498
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/36	10,000	10,373
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/46	7,505	7,755
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/16	1,500	1,636
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,044
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,151

New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,027
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,000	2,238
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	2,600	2,877
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,039
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,407
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,337
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.180%	9/4/12 LOC	3,280	3,280
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.150%	9/7/12 LOC	1,500	1,500
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.150%	9/7/12 LOC	3,100	3,100
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	5,000	5,598
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,500	1,649
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,500	1,646
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/27	1,400	1,433
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/29	1,170	1,185
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	1,335	1,382
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,662
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	5.700%	5/1/20 (4)	1,905	1,909
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	5,000	5,372
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	2,360	2,514
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,758
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,682
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	275	283
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (ETM)	315	325
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,974
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	304
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	467
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,586
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,120	1,345

New Jersey Transportation Corp. COP	5.500%	9/15/12 (2)	20,000	20,041
New Jersey Transportation Corp. COP	5.500%	9/15/14 (2)	1,600	1,748
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,908
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,000	1,042
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,679
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	8,795	9,985
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,142
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,600	1,840
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,910	3,476
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	3,480	4,157
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,500	2,986
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	1,775	2,172
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	2,000	2,425
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	5,210	6,494
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,275
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,675	3,310
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,500	3,094
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	8,000	9,924
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,650	2,921
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	6,060
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	7,236
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	6,500	8,098
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	6,238
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	7,000	8,854
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	3,000	3,806
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	3,124
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	11,290
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	7,430
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,585
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	9,580	11,788

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	4,830	6,060
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	6,378
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	3,000	3,641
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	9,042
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	6,000	3,402
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,860
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	6,171
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	4,528
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	13,000	6,648
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,575
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,607
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	4,609
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	6,336
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	13,500	5,886
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	4,119
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	22,888
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,166
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	1,943
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	3,005
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,931
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	2,070
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	3,760
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	353
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	1,868
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	4,322
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,844
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,940
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	4,152

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	1,173
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	11,683
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	5,000	5,599
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.230%	9/7/12 LOC	6,390	6,390
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	230	234
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (ETM)	770	785
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	12,500	12,763
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	17,030	18,651
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	19,535	23,397
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,875
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	5,000	6,010
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	5,000	5,947
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,922
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	5,008
3 New Jersey Turnpike Authority Revenue	5.000%	1/1/27	5,000	5,956
New Jersey Turnpike Authority Revenue	5.000%	1/1/30 (4)	16,000	17,344
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	14,670	17,030
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	6,000	6,965
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,765
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	7,192
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	11,000	12,166
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	21,285	23,923
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,028
Ocean County NJ GO	5.000%	6/1/16	1,320	1,536
Ocean County NJ GO	5.000%	8/1/16	1,290	1,510
Ocean County NJ GO	5.000%	6/1/17	1,385	1,658
Ocean County NJ GO	5.000%	8/1/17	3,400	4,090
Ocean County NJ GO	5.000%	6/1/24	1,440	1,813
Ocean County NJ GO	5.000%	6/1/25	1,945	2,432
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	2,220	2,602
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/24	2,610	3,096
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/25	2,740	3,240
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/26	2,885	3,378
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	2,036
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,772
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	4,301
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,614
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,400
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	5,180

Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,969
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	6,058
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	4,067
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,611
Port Authority of New York & New Jersey
Revenue	4.750%	11/15/32	4,000	4,383
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	8,000	8,830
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,431
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,454
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,845
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	6,600	7,371
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	12,000	13,626
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	4,000	4,496
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	14,065	15,911
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,715
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,489
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,795
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,292
Rutgers State University New Jersey Revenue
VRDO	0.150%	9/4/12	3,355	3,355
South Jersey Port Corp. New Jersey Revenue	5.000%	1/1/23	2,000	2,014
South Jersey Port Corp. New Jersey Revenue	5.100%	1/1/33	1,500	1,509
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,512
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,505
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,255
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/13	1,225	1,258
Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	20,000	21,014
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	10,475	10,023
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	4,500	3,684
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	6,455	5,354
Union County NJ BAN	1.000%	6/28/13	15,000	15,100

Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,703
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.030%	9/4/12	600	600
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.050%	9/4/12	5,500	5,500
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,584
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/18 (14)	1,975	2,078
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/20 (14)	2,185	2,283
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/22 (14)	2,420	2,514
University of Medicine & Dentistry New Jersey
Revenue	6.500%	12/1/12 (ETM)	905	919
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/15 (2)	2,325	2,345
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/16 (2)	1,110	1,119
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/19 (2)	2,000	2,018
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/20 (2)	3,675	3,706
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/21 (2)	2,000	2,016
3 West Deptford Township NJ GO	5.000%	7/1/22 (4)	1,555	1,768
3 West Deptford Township NJ GO	5.000%	7/1/23 (4)	1,035	1,170
				2,083,756
Puerto Rico (1.1%)
2 Puerto Rico Aqueduct & Sewer Authority
Revenue TOB VRDO	0.370%	9/7/12 (12)	5,450	5,450
Puerto Rico GO	5.500%	7/1/18	5,540	6,216
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	4,125	4,507
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	3,500	3,824
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/33 (3)	7,000	2,023
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	1,034
				23,054
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,631
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,641
				5,272
Total Tax-Exempt Municipal Bonds (Cost $1,943,034)				2,112,082
Other Assets and Liabilities-Net (0.0%)				(528)
Net Assets (100%)				2,111,554

1 Securities with a value of $115,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $18,890,000, representing 0.9% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2012.

New Jersey Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,112,082	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	(2)	2,112,082	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

New Jersey Long-Term Tax-Exempt Fund

At August 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	(63)	(8,424)	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2012, the cost of investment securities for tax purposes was $1,945,835,000. Net unrealized appreciation of investment securities for tax purposes was $166,247,000, consisting of unrealized gains of $170,112,000 on securities that had risen in value since their purchase and $3,865,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.